Segment Information - Narrative (Detail)	9 Months Ended	12 Months Ended
	Dec. 31, 2019 plan	Dec. 31, 2019 plan	Dec. 31, 2019 segment	May 31, 2017 Site	Dec. 31, 2016 Site
Segment Reporting Information [Line Items]
Number of reportable segments	2	2	2
United States and Latin America | Data Center Sale with Equinix
Segment Reporting Information [Line Items]
Number of data center sites sold				23	23